Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,279,125	$ 1,277,132	$ 1,247,700
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	546,224	553,504	534,978
Undrawn commitments	106,677	132,184	132,195
Other exposures	114,853	131,983	130,471
Total	767,754	817,671	797,644
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	406,195	400,268	392,143
Undrawn commitments and other exposures	105,176	59,193	57,913
Total	511,371	459,461	450,056
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,069,002
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	472,619
Undrawn commitments	99,457
Other exposures	108,718
Total	680,794
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	291,925
Undrawn commitments and other exposures	96,283
Total	388,208
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	210,123
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	73,605
Undrawn commitments	7,220
Other exposures	6,135
Total	86,960
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	114,270
Undrawn commitments and other exposures	8,893
Total	$ 123,163	$ 117,000	$ 111,000